Other income, net (Tables)	12 Months Ended
Dec. 31, 2022
Other Income, Net
Schedule of other income, net

	2022	2021
	$	$

Interest income, net	1,776	773
Foreign exchange gain (loss)	9,148	(425)
Premium on flow-through shares	914	6,971
Gain on disposal of assets	—	153
Gain on disposal of investments (Note 10)	11,854	—
Revision of estimated provisions	—	4,403
Other	1,252	1,670
	24,944	13,545